ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	FIXED INCOME - 99.5%
64,547	First Trust Senior Loan ETF	$ 2,933,016
86,298	Invesco Fundamental High Yield Corporate Bond ETF	1,461,888
9,578	iShares Convertible Bond ETF	678,889
37,183	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,687,438
46,277	iShares MBS ETF	4,008,514
219,732	iShares US Treasury Bond ETF	4,774,776
51,812	Janus Henderson AAA CLO ETF	2,603,553
15,308	SPDR Bloomberg High Yield Bond ETF	1,361,187
		21,509,261

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,424,010)	21,509,261

	TOTAL INVESTMENTS - 99.5% (Cost $24,424,010)	$ 21,509,261
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	116,447
	NET ASSETS - 100.0%	$ 21,625,708

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MBS	- Mortgage-Backed Securities
SPDR	- Standard & Poor's Depositary Receipt